Securities and Exchange Commission
Washington, DC 20549
Mail Stop 6010

RE: Raphael Industries Ltd.
Comments to registration statement on Form SB-2
Dated August 29, 2006
File No. 333-135331

Comment 1

Staff comment

We note your response to prior comment 4. However, that comment addressed the issue of your previous arrangements for affiliates to purchase your shares. Generally section 5 of the Securities Act prohibits such agreements before the registration statement is filed or effective. Therefore, please tell us how your arrangements are consistent with section 5.

Supplemental disclosure

We have no past, present, or future agreements or other arrangements with our affiliates to purchase shares pursuant to this registration statement. We have specified that there are no restrictions on our affiliates from purchasing.

Amended disclosure
Page 1 - Prospectus cover page

No assurance can be given that we will be able to sell any shares. We do not have any agreements or arrangements with affiliates to purchase shares pursuant to this registration statement, nor are they prohibited from purchasing shares. If our affiliates elect to purchase shares, it may result in only a small number of unaffiliated investors owning stock in the company thereby allowing them to control or influence all matters subject to stockholders vote.

Amended disclosure
Page 9 - Plan of distribution

Currently, no restrictions have been placed on our officer and directors from buying in this offering nor on the number of shares they may acquire. However, we have no agreements or arrangements for them to purchase shares and they have no preliminary plans, intentions or arrangements to buy securities in the offering. Any purchase by our officer and directors will be done on the same terms and under the same conditions as those offered to the public and with investment purposes only and not with the intent to resell.

Comment 2

Staff comment

Please add appropriate risk factors discussing your 5% quorum requirements as disclosed on page 11.

Amended disclosure
Page 6 - Risk factors

A small active shareholder base can influence the affairs of the company. Our bylaws specify a quorum requirement of 5% at any meeting of shareholders. As a consequence the company can conduct business at shareholder meetings with only 5% of the shareholders present in person or by proxy. This can lead to decisions being made by a small active shareholder base that impact the majority of shareholders if the majority elects to stay inactive.

Comment 3

Staff comment

We note your new disclosure in Note 1 regarding your upcoming reduction in license fees. Please add appropriate risk factors.

Amended disclosure
Page 5 - Risk factors

Commencing on November 15, 2006 and on December 1, 2006 our license fees will be reduced to 25% of revenues on all rentals. This may result in negative cash flow in certain circumstances. Our license agreements call for a reduction in licensee fees to 25% of revenue on all rentals, including those generated by third party agents. After the reduction in licensee fees any rentals generated by third party agents will result in negative cash flow on those rentals. If we are unable to generate sufficient sales independent of third party agents we will unlikely remain a going concern.

Comment 4

Staff comment

If you are determining the pro forma book value based upon your historical tangible book value as of March 31, 2006, then your pro forma amounts should also state that they are as of March 31, 2006 and not August 14, 2006. Please reconcile and revise as appropriate.

Supplemental disclosure

We have updated the information in Item 6 of the prospectus to reflect our financial statements through June 30, 2006. We have further revised to consistently use financial information as of June 30, 2006 for all dilution calculations.

Amended disclosure
Page 8 - Dilution

Our book value as of June 30, 2006 was $0.02 per share. Without taking into account any changes in our book value and giving effect to the sale of 5,000,000 shares of common stock offered hereby and after deducting estimated offering expenses payable by us, the pro forma book value at June 30, 2006 would have been approximately $585,199 or $0.05 per share. This amount represents an immediate dilution to new investors of $0.05 per share. If we sell only 2,500,000 shares the pro forma book value at June 30, 2006 would have been approximately $335,199 or $0.04 per share. This amount represents an immediate dilution to new investors of $0.06 per share.

The following table illustrates this dilution per share:

Public offering price per share		$0.10

Book value per share June 30, 2006		$0.02

	Minimum sold	Maximum sold

Book value per share after offering	$0.04	$0.05

Increase per share to existing stockholders	$0.02	$0.03

Dilution per share to new investors	$0.06	$0.05

Since our inception on October 31, 2005 we have completed two private placements to management of the Company. A total of $70,000 has been raised through these private placements at a price per share of $0.01.

Comment 5

Staff comment

We note your response to prior comment 13. However, you have not made any changes to the disclosure in this section that was the subject of the comment. Therefore, we reissue the comment.

Supplemental disclosure

We have amended our disclosure to remove any reference to exemptions from the penny stock rules in the Plan of Distribution under the subheading 'Section 15 (g) of the exchange act' on page 9.

Comment 6

Staff comment

We note your new disclosure that Mr. Raabe will be acting as interim president of Gondwana Energy. Please disclose how much time Mr. Raabe intends to spend on the business of the registrant, and add appropriate risk factors.

Amended disclosure
Page 11 - Directors, Executive Officers, Promoters and Control Persons

Mr. Raabe spends approximately 70% of his time on our business.

Amended disclosure
Page 5 - Risk factors

Mr. Raabe, our sole officer, spends 70% of his time on our business. This may diminish our prospects for growth. We have only one officer and he has another business interest, which results in him devoting only approximately 70% of his time to our business. As such it may be difficult to establish rentals independent of third party agents.

Comment 7

Staff comment

Please disclose when Mr. Wacaser became a director.

Supplemental disclosure

The following disclosure has previously been submitted in the prospectus on page 10 regarding Mr. Wacaser:

Mr. Wacaser has been a director since July 20, 2006 and was appointed until the next annual meeting of shareholders.

Comment 8

Staff comment

We note your response to our comment 20. We also note your response to comment 1 where you state that the lists are related to the oil and gas industry and that is why you based your operations in Canada. This seems inconsistent with your response that the lists only include US individuals and companies. Please expand your disclosure to provide a full description of the scope of the lists or advise us otherwise.

Supplemental disclosure

Though our licensed lists are populated with U.S. individuals and companies we concluded that our best list rental prospects would be other similar commodity based publications or investor relations and investment banking firms focused in these industries. We surmised that the majority of such prospective renters would be located in Calgary, Canada. We felt proximity to prospective rental customers was of greater importance then proximity to the individuals contained in the licensed lists.

Comment 9

Staff comment

Please describe how the regulations you cite in response to prior comment 22 affect your business. Also, show how regulation is increasing as you mention on page 5. Include applicable Canadian regulation.

Amended disclosure
Page 17 - Industry and Competition

The following laws impose limits on the nature of materials our clients send, the frequency sent, the medium used and the use of data gleaned from the individuals and companies within the list. Making efforts to ensure compliance with these regulations may result in additional costs.

1. The CAN-SPAM Act governs the sending of e-mails that have a commercial primary purpose. The act requires that each marketing email is identified as an advertisement and that it includes the sender's valid physical postal address. The act further requires that an opt-out method is available in the email. These requirements reduce the creative flexibility available to marketers and possibly the effectiveness of the delivered message. Consequently demand for email marketing lists may be reduced and our costs and potential liability may increase.

2. The Telemarketing Sales Rules (TSR) govern telemarketing. The TSR prohibit calling consumers listed on the National Do Not Call Registry. It also sets forth mandatory disclosures applicable to both inbound and outbound calls. The TSR and Do Not Call Registries reduce the number of people eligible to receive marketing phone calls and imposes additional cost us and our clients to ensure that databases are cross referenced with the National Do Not Call Registry and kept up to date. The TSR further increases the cost of educating phone marketing personnel to ensure that scripts are adhered to and that the rules are met on all occasions. The accumulative effects of the TSR are a reduction in demand for phone solicitation lists and increased cost and potential liability.

The following laws govern the protection of personal and private information. Specifically, they impose limits and requirements for the use, storage and dissemination of personal and private information.

1. Health Insurance Portability and Accountability Act governs disclosure of protected health information for marketing or fundraising. Protected Health Information (PHI) is information created or received by a health care provider or plan that includes treatment and payment information plus information that personally identifies the individual patient or plan. The act specifically restricts the use of protected information for marketing purposes thereby reducing the available information about consumers and increasing our cost to ensure that lists we market does not contain or are not derived from protected information.

2. The Gramm-Leach-Bliley Act governs financial institutions and sharing of non-public personal information. The act imposes rules that financial institutions must abide by prior to sharing customer information. The act specifies that consumers must be given the opportunity to object to the sharing of their information. The act has the effect of reducing the amount of information available to marketers and of increasing our cost to ensure list owners abide by the act.

These laws impose limitations that will potentially affect the scope of our business activity and may reduce the number of rentals. Additionally, we will be held liable and subject to fines for failure to abide by these laws and regulations.

All of these laws have come into effect since 1995 and the Telemarketing Sales Rules have already been amended once in 2003. We may be subject to additional tightening of the regulatory environment within which we operate.

Supplemental disclosure

We have amended our risk factor on page five to clarify that we are uncertain whether new laws or regulations will arise that will lead to increased expenditures.

Amended disclosure
Page 6 - Risk Factors

The industry in which we operate is subject to government regulation. There can be no certainty that new regulations or laws will not arise which may increase our costs and operating expenses. During the last decade laws have been passed to regulate the marketing of personal and private information. These laws have had the effect of increasing cost for list managers and list providers. There can be no guarantee that new laws will not make the future marketing of lists impossible or cost prohibitive.

Supplemental disclosure

In Canada individuals are protected by the Personal Information Protection and Electronic Documents Act (PIPEDA) that sets out rules for how private sector organizations may collect, use or disclose personal information in the course of commercial activities. The law gives individuals the right to access and request correction of the personal information collected about them. We have not included disclosure regarding Canadian regulation because the licensed listed do not contain any Canadian names or addresses.

Comment 10

Staff comment

Please disclose your response to prior comment 23 regarding follow-up business if a satisfactory response is received. Also, disclose the rate of such follow-up business.

Amended disclosure
Page 18 - Customers

Our customers rent the list or a portion of the list on a multi-use basis (multiple mailings) or on a one time only basis (single mailing). Ordinarily a small portion of the list is rented to test its response rate. Response rate refers to the number or percentage of individuals who responded to the initial marketing solicitation. If the customer is satisfied with the response rate, they often rent the remaining names, or a portion of the remaining names depending upon the terms of the agreement. As of June 30, 2006 three of sixteen orders have been from customers who first tested the list. One customer rented all the names on a multi-use basis and one customer rented all the names in two lists. Neither of these customers tested the lists prior to rental. As of June 30th, 2006 these two customers represented 82% of revenue. Neither customer has rented the list or any portion of the list again. As such we are not dependent on any one customer or a few major customers for our ongoing revenue.

Comment 11

Staff comment

Please balance your disclosure regarding the number of customers with a discussion of the 88% concentration mentioned on page F-6.

Supplemental disclosure

As of June 30, 2006 sales to our two largest customer account for 82% of our total revenue. We have included the following disclosure to balance our disclosure in the Customers section of the prospectus.

Amended disclosure
Page 18 - Customers

As of June 30th, 2006 these two customers represented 82% of revenue.

Comment 12

Staff comment

We note your response to our prior comment 17 and your new disclosure on Note 1 regarding anticipated decreases in license fees starting in November of 2006. Please discuss this here.

Amended disclosure
Page 19 - Management's discussion and Analysis or Plan of Operation

Our growth depends on our ability to independently market our licensed lists and to secure additional lists. Our current license fees will decrease to 25% on all rentals on November 15, 2006 and on December 1, 2006. In order to maintain positive cash flow we will need to either purchase one of the lists or secure sufficient rentals independent of third party marketing agents. If we do not achieve either of these we will generate negative cash flow on list rentals generated by third party consultants commencing on November 15, 2006 and December 1, 2006. Without additional capitalization our capacity to survive as a going concern, much less achieve growth, is doubtful.

Comment 13

Staff comment

Please refer to prior comment 35. We note that you recognize revenues when you "have received and processed an order from a customer." Please tell us and revise to clarify why it is appropriate to recognize revenues when you receive an order. Clarify what you mean by processing and how that relates to the revenue recognition criteria in SAB Topic 13.

Supplemental disclosure

We do not recognize revenue until we have processed the order. Processing usually requires fewer than 10 minutes and occurs concurrently with the receipt of the order. This involves selecting the quantity of names with the demographic specifications requested by the customer and forwarding the selected names to the customer via electronic transfer. The selections are effected through a web based interface managed by the database storage companies.

After processing an order we meet all the requirements of SAB Topic 13 as follows:

1) Persuasive evidence of an arrangement: we have received an order from the customer.

2) Delivery has occurred or services have been rendered: we have delivered the requested names to the customer.

3) The seller's price to the buyer is fixed or determinable: the order from the customer stipulates the price the customer is to pay for each name ordered.

4) Collectibilty is reasonably assured: we request pre-payment on initial orders from all customers. Any subsequent orders are awarded net 45 days from mail date as long as the customer pays on time. We continuously review accounts receivable for any bad debts. These payment terms are standard in the industry.

We have amended the disclosure to clarify that we do not recognize revenue until we have delivered the ordered names to a customer.

Amended disclosure
Page F-7 - Notes to financial statements
(k) Revenue Recognition (partial)

Revenues are recognized when the Company has delivered the ordered names to a customer.

Comment 14

Staff comment

Please refer to prior comment 36. We note that you recognize revenue based on the net amount retained from the proceeds generated by your sales of third-party databases. That is, you recognize the net amount of (a) the proceeds received from your customer less (b) the amount you pay to any third-party consultants that re-market the database and less (c) the amount paid to the third-party database licensor. You do not recognize revenue based on the gross amount billed to a customer. As noted in EITF 99-19, the recognition of revenue on a gross or net method is "a matter of judgment that depends on the relevant facts and circumstances." EITF 99-19 lists certain factors or indicators that should be considered in your evaluation. While the Task Force noted that "none of the indicators should be considered presumptive or determinative," you should consider the relative strength of each indicator.

Based upon your response, the license agreements, and your disclosure, please respond to the following comments regarding your analysis of the indicators in EITF 99-19.

Paragraph 7 - As stated in your response, you are the primary obligor in the arrangement with the customer and this is one indicator of gross reporting. We note that under the terms of the license agreement that the Licensor does not provide assistance in analysis, evaluation, approval or negotiation with your customers and that you are required to review and analyze all proposed agreements and, in your sole discretion, approve those agreements. You are also responsible for providing those customers with the acquired list. Under paragraph 7 of EITF 99-19, this factor "is a strong indicator that the company has risks and rewards of a principal in the transaction and that it should record revenue gross based on the amount billed to the customer." If you do not agree that this is a strong indicator of gross reporting, then please tell us why.

Supplemental disclosure

Paragraph 7:

We submit that paragraph 7 of EITF 99-19 is not a strong indicator of gross reporting for the following reasons. The license agreement does not reflect the nature of our actual business activities. Though the licensor is not obligated to provide assistance in the analysis, evaluation, approval or negotiation with our customers these are not usual activities within our business.

Specifically, we use two standard industry rental agreements that eliminate the need for ongoing agreement analysis, evaluation and review. Consequently, we are limited in our latitude to negotiate on terms. Our business activities are limited to making a best efforts assessment that our customer's marketing materials conform to applicable regulations and thereafter approving rental.

Although we are responsible for providing customers with the acquired list the product is supplied by the licensors and they have full control over the content and the quantity of the names in the licensed lists. We are restricted to marketing a product over which we have no control in terms of its content. We are, in effect the marketer for the licensors.

Further, our obligation to the customer is completed at the time of delivery of the licensed lists. We do not have any ongoing obligations to the customer and we do not give any guarantees or warranties regarding results a customer might expect to achieve using our licensed lists. Nor do we supply any customer support beyond the delivery of the list to the customer. As such our obligations to the customer are limited in nature.

Additionally, we are not in a position to, nor do we have any rights to, alter or amend the product to meet market needs and our obligations to the customer are limited to providing the quantity of names ordered.

Although, we are the primary obligor with the customer and are responsible for final rental approval we do not believe in the circumstances that being the primary obligor in these transactions in itself constitutes a strong indication of gross reporting.

Staff comment

Paragraph 9 - While your response states that your evaluated paragraph 9 and determined that it was an indicator of net reporting because you earn a fixed percentage of revenues per customer transaction, it appears that you set the amount of the total fee that you charge to your customers and not the licensor. Paragraph 9 of EITF 99-19 states that it is an indicator of gross reporting if you have reasonable latitude, within economic constraints, to establish the exchange price with a customer for a service. Please further tell us why you believe that you do not have latitude in establishing price under paragraph 9 of EITF 99-19 and why this is an indicator of net reporting.

Supplemental disclosure

Paragraph 9:

Although the license agreements award us the authority to determine the total fee charged to the customer we submit that we do not have reasonable latitude, within economic constraints, in establishing pricing with customers for the following reasons. We are restricted to adjustments of one or two percentage points. Any significant adjustments above this price band reduce the number of potential rentals, thereby limiting the viability of our business. Adjustments below this price band increase the number and frequency of initial list rentals. However, high list turnover eventually reduces response rates and the future marketability of the lists. Within the context of our business we therefore do not have reasonable latitude in establishing price.

Since the license fee we earn is a fixed percent of a price that moves within a very tight band we believe this is an indication of net reporting. The amount of revenue we generate from each list is fixed to a percentage of the selling price and does not fluctuate.

Staff comment

Paragraph 10 - You state that you do not change the product or perform part of the service so you believe that this is an indicator of net reporting. We note however that customers sometimes purchase parts of the lists and that you are primarily responsible for providing the list as purchased by your customer and delivering that list to them. We also note that the licensor performs no services in this regard. As such, it appears that this may be an indicator of gross reporting. Please tell us in more detail why you concluded that this is an indicator of net reporting.

Supplemental disclosure

Paragraph 10

The licensed lists are marketed to customers as they are obtained from the licensor. We have no control over the content of the list nor do we change the underlying names in the list before forwarding to customers. When a customer orders names from the lists we provide those names without modifications from their original form. An order of part of the list does not constitute a change in the product provided. We have no rights to alter the contents of the lists.

Further, the customer does not order any service from us. The fee paid is strictly for the use of the names on the lists for mailing marketing material. We are limited to making a best efforts assessment that the marketing materials conform with relevant regulations and thereafter forwarding to the customer the quantity of names ordered. These activities do not add value to the product ordered by the customer.

Evaluating this indicator from the perspective of the product itself, our activities in the sales process do not increase the price or value of the product purchased by the customer. As such we determined this factor to be an indication of net reporting.

Staff comment

Paragraph 12 - You state that you are not involved in product or service specifications. However, per the terms of the license agreement the Licensor does not provide assistance in analysis, evaluation, approval or negotiation with your customers and you are required to review and analyze all proposed agreements and, in your sole discretion, approve those agreements. Please tell us further about your conclusion and why you believe it is a factor pointing to net reporting.

Supplemental disclosure

Paragraph 12

We are not involved with product or service specifications. The product is supplied to us by the licensor and we market the product as it is forwarded to us. We utilize standard industry agreements and our business activities are limited to a best efforts assessment that our customers' marketing materials conform to applicable regulations. Since we do not determine the nature, type, characteristics, or specifications of the product ordered by the customer and our business activity is limited to assessing the marketing material and approving rental we concluded that this indicates a net reporter.

Staff comment

Paragraph 13 - You state that you do not take title to the lists between the time a customer order is placed and the product is delivered to the customer. Please tell us more about this factor and how you determined that it is an indicator of net reporting. Tell us your evaluation of the fact that you have exclusive rights to the database for the specified period under the terms of your license agreements.

Supplemental disclosure

Paragraph 13

At no time do we take title to the licensed lists. We neither take title prior to a customer order nor between the time a customer order is placed and the product is delivered to the customer. The lists are at all times the property of the licensors. We do not have any physical loss inventory risk. We have obtained exclusive licenses for the sole purpose of marketing the lists. During the term of the licenses we are not granted any rights beyond the right to market the lists. As we do not have physical loss inventory risk and our licenses are for the marketing of the lists, we determined that this was an indicator of net reporting.

Staff comment

Please also tell us how you account for the fees paid to third-party consultants (as that term is used in the license agreements) and why. Tell us the amount of fees paid to these third party consultants.

Supplemental disclosure

The fees to third-party consultants are accounted for in cost of sales. The reasons for this accounting method are that we are responsible for the payment of these fees, we have total latitude in determining whether to use consultants, which consultants to use, and we have total latitude in negotiating payment terms with any consultant.

As of June 30, 2006 a total of $17,250 has been paid or is payable to third-party consultants.

Supplemental disclosure

During our analysis and determination of net or gross reporting of revenues we considered all the paragraphs of EITF 99-19 individually and collectively. We also took into consideration what would give investors the truest reflection of the nature of our business and the financial risks and rewards associated with our business model. After contemplating all the factors for both reporting methods we concluded that net reporting would ultimately give investors the truest reflection of our business and we felt that collectively EITF 99-19 supported this conclusion.

Comment 15

Staff comment

We note your revisions in response to prior comment 40; however, the signature page must also show under the first paragraph required on the Signature page who is signing on behalf of the registrant. Please revise to provide a complete Signatures page that complies with the requirements of the registration statement from you are using.

Amended disclosure
II-5 - Signatures

In accordance with the requirements of the Securities Act of 1933, the registrant certifies that it has reasonable grounds to believe that it meets all of the requirements of filing on Form SB-2 and authorized this registration statement to be signed on its behalf by the undersigned, in the City of Calgary, Alberta on October 4, 2006,

Date:	October 4, 2006	By:	ARNE RAABE

Arne Raabe Director, Principal Executive Officer, Chief Financial Officer and principal accounting officer.

Supplemental disclosure

To reflect developments in our business activities since the previous filing of this SB-2 registration statement we have deleted the reference to Contract negotiation in the "In-House management services" section on page 15. The following disclosure has been deleted.

1. Contract negotiation - we negotiate all contracts originating from in-house marketing initiatives as well as all contracts derived from third party agents.